UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Tax-Managed Growth Fund 1.0

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2021

Eaton Vance

Tax-Managed Growth Fund 1.0

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	03/29/1966	03/29/1966	14.89%	44.23%	18.29%	14.75%

S&P 500® Index	—	—	15.25%	40.79%	17.64%	14.83%

% After-Tax Returns		Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

After Taxes on Distributions		03/29/1966	03/29/1966	43.99%	17.99%	14.43%
After Taxes on Distributions and Sale of Fund Shares		—	—	26.37	15.36	12.74

Fund Profile3

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Apple, Inc.	4.4%

Amazon.com, Inc.	4.3

Microsoft Corp.	3.6

Alphabet, Inc., Class C	3.2

Facebook, Inc., Class A	3.1

Alphabet, Inc., Class A	2.3

JPMorgan Chase & Co.	2.0

QUALCOMM, Inc.	1.8

Walt Disney Co. (The)	1.7

Berkshire Hathaway, Inc., Class B	1.6

Total	28.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial intermediary in connection with a redemption request. Questions concerning redemptions may be directed to Eaton Vance Investor Services at 1-866-910-2425.

Effective July 1, 2021, the Fund is managed by Yana S. Barton and Kenneth D. Zinner.

3

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 – June 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/21)	Ending Account Value (6/30/21)	Expenses Paid During Period* (1/1/21 – 6/30/21)	Annualized Expense Ratio

Actual
	$1,000.00	$1,148.90	$2.40	0.45%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,022.60	$2.26	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2020. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $202,367,085)	$1,337,054,974

Total assets	$1,337,054,974

Liabilities

Payable for Fund shares redeemed	$45,588

Payable to affiliates:

Trustees’ fees	125

Accrued expenses	76,916

Total liabilities	$122,629

Net Assets	$1,336,932,345

Sources of Net Assets

Paid-in capital	$24,482,324

Distributable earnings	1,312,450,021

Total	$1,336,932,345

Net Asset Value and Redemption Price Per Share

($1,336,932,345 ÷ 693,815 shares of beneficial interest outstanding)	$1,926.93

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends allocated from Portfolio (net of foreign taxes, $93,871)	$7,294,519

Expenses allocated from Portfolio	(2,706,719)

Total investment income from Portfolio	$4,587,800

Expenses

Trustees’ fees and expenses	$250

Custodian fee	32,217

Transfer and dividend disbursing agent fees	45,017

Professional fees	21,119

Printing and postage	2,468

Miscellaneous	8,228

Total expenses	$109,299

Net investment income	$4,478,501

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions(1)	$15,116,101

Foreign currency transactions	(174)

Net realized gain	$15,115,927

Change in unrealized appreciation (depreciation) —

Investments	$156,195,918

Foreign currency	(3,626)

Net change in unrealized appreciation (depreciation)	$156,192,292

Net realized and unrealized gain	$171,308,219

Net increase in net assets from operations	$175,786,720

(1)	Includes $15,273,187 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$4,478,501	$10,798,713

Net realized gain	15,115,927	26,115,697

Net change in unrealized appreciation (depreciation)	156,192,292	189,846,732

Net increase in net assets from operations	$175,786,720	$226,761,142

Distributions to shareholders	$(4,549,936)	$(10,770,512)

Transactions in shares of beneficial interest —

Net asset value of shares issued to shareholders in payment of distributions declared	$1,205,297	$2,676,508

Cost of shares redeemed	(32,196,850)	(55,713,335)

Net decrease in net assets from Fund share transactions	$(30,991,553)	$(53,036,827)

Net increase in net assets	$140,245,231	$162,953,803

Net Assets

At beginning of period	$1,196,687,114	$1,033,733,311

At end of period	$1,336,932,345	$1,196,687,114

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$1,683.170		$1,378.390	$1,075.910	$1,146.130	$946.160		$880.890

Income (Loss) From Operations

Net investment income(1)	$6.371		$14.813	$15.815	$14.556	$13.613		$12.991

Net realized and unrealized gain (loss)	243.889		304.817	302.465	(70.176)	200.107		65.579

Total income (loss) from operations	$250.260		$319.630	$318.280	$(55.620)	$213.720		$78.570

Less Distributions

From net investment income	$(6.500)		$(14.850)	$(15.800)	$(14.180)	$(13.750)		$(13.300)

Tax return of capital	—		—	—	(0.420)	—		—

Total distributions	$(6.500)		$(14.850)	$(15.800)	$(14.600)	$(13.750)		$(13.300)

Net asset value — End of period	$1,926.930		$1,683.170	$1,378.390	$1,075.910	$1,146.130		$946.160

Total Return(2)	14.89	%(3)	23.49%	29.83%	(5.04)%	22.73%		9.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,336,932		$1,196,687	$1,033,733	$861,445	$983,065		$827,340

Ratios (as a percentage of average daily net assets):(4)

Expenses	0.45	%(5)	0.46%	0.47%	0.48%	0.48%		0.49%

Net investment income	0.71	%(5)	1.06%	1.27%	1.23%	1.31%		1.46%

Portfolio Turnover of the Portfolio(6)	0	%(3)(7)	1%	1%	1%	0	%(7)	1%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(7)	Amount is less than 0.5%.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (4.0% at June 30, 2021). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $3,275,486 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the

9

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2020, $3,275,486 are short-term.

3  Transactions with Affiliates

Effective March 1, 2021, the Fund entered into an investment advisory agreement with Eaton Vance Management (EVM). Pursuant to the agreement, the Fund pays an investment adviser fee on its average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee, at a per annum rate that is the same as that payable by the Portfolio. For the six months ended June 30, 2021, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2021, EVM earned $14,773 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Investment Transactions

For the six months ended June 30, 2021, decreases in the Fund’s investment in the Portfolio aggregated $35,930,706. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind with a value of $31,969,582.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Issued to shareholders electing to receive payments of distributions in Fund shares	665	1,957

Redemptions	(17,823)	(40,943)

Net decrease	(17,158)	(38,986)

6  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

10

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Aerospace & Defense — 1.2%

Boeing Co. (The)(1)	882,996	$211,530,522

General Dynamics Corp.	145,853	27,458,286

Hexcel Corp.(1)	103,987	6,488,789

Howmet Aerospace, Inc.(1)	4	138

Huntington Ingalls Industries, Inc.	2,300	484,725

L3Harris Technologies, Inc.	5,996	1,296,035

Lockheed Martin Corp.	126,511	47,865,437

Northrop Grumman Corp.	51,643	18,768,615

Northrop Grumman Corp.(2)	2,913	1,058,672

Raytheon Technologies Corp.	1,028,183	87,714,291

Teledyne Technologies, Inc.(1)	145	60,730

Textron, Inc.	9,462	650,702

TransDigm Group, Inc.(1)	3,386	2,191,724

		$405,568,666

Air Freight & Logistics — 1.4%

C.H. Robinson Worldwide, Inc.	362,311	$33,937,671

Expeditors International of Washington, Inc.	12,800	1,620,480

FedEx Corp.	351,891	104,979,642

United Parcel Service, Inc., Class B	1,481,730	308,155,388

XPO Logistics, Inc.(1)	67,458	9,436,700

		$458,129,881

Airlines — 0.0%(3)

American Airlines Group, Inc.(1)	66,989	$1,420,837

Delta Air Lines, Inc.(1)	60,606	2,621,816

Southwest Airlines Co.(1)	28,371	1,506,216

		$5,548,869

Auto Components — 0.6%

Adient PLC(1)	8,500	$384,200

Aptiv PLC(1)	1,022,078	160,803,532

BorgWarner, Inc.	800	38,832

Dorman Products, Inc.(1)	20,730	2,149,079

Garrett Motion, Inc.(1)	8,726	69,634

Gentex Corp.	1,443,192	47,755,223

		$211,200,500

Automobiles — 0.2%

Daimler AG	37,697	$3,388,960

Ford Motor Co.(1)	1,212,501	18,017,765

General Motors Co.(1)	87,163	5,157,435

Harley-Davidson, Inc.	800	36,656

Security	Shares	Value

Automobiles (continued)

Tesla, Inc.(1)	36,985	$25,138,704

Toyota Motor Corp., ADR	5,100	891,684

		$52,631,204

Banks — 4.2%

Bank of America Corp.	4,470,250	$184,308,408

Bank of Hawaii Corp.	557	46,911

Bank of Montreal	4	410

CIT Group, Inc.	1,490	76,869

Citigroup, Inc.	884,868	62,604,411

Commerce Bancshares, Inc.	75,693	5,643,670

CVB Financial Corp.	608,432	12,527,615

Fifth Third Bancorp	1,734,749	66,319,454

First Republic Bank	2,010	376,212

HSBC Holdings PLC	220,592	1,272,148

HSBC Holdings PLC ADR	424	12,232

Huntington Bancshares, Inc.	144,510	2,062,158

ING Groep NV ADR	125	1,655

JPMorgan Chase & Co.	4,170,913	648,743,808

KeyCorp	112,574	2,324,653

M&T Bank Corp.	151,030	21,946,169

Pinnacle Financial Partners, Inc.	34,686	3,062,427

PNC Financial Services Group, Inc. (The)	106,282	20,274,354

Regions Financial Corp.	772,628	15,591,633

Signature Bank	3,359	825,138

Societe Generale S.A.	405,793	12,003,921

Sterling Bancorp	180,109	4,464,902

SVB Financial Group(1)	31,251	17,388,994

Synovus Financial Corp.	1,565	68,672

Toronto-Dominion Bank (The)	569	39,859

Truist Financial Corp.	1,591,366	88,320,813

U.S. Bancorp	883,625	50,340,116

Wells Fargo & Co.	3,659,226	165,726,346

Western Alliance Bancorp	23,987	2,227,193

Zions Bancorp N.A.	49,558	2,619,636

		$1,391,220,787

Beverages — 1.8%

Anheuser-Busch InBev SA/NV ADR	75,379	$5,428,042

Boston Beer Co., Inc. (The), Class A(1)	4,730	4,828,384

Brown-Forman Corp., Class A	17,399	1,226,629

Brown-Forman Corp., Class B	398,621	29,872,658

Coca-Cola Co. (The)	3,743,978	202,586,649

Constellation Brands, Inc., Class A	118,242	27,655,621

Diageo PLC ADR	8,946	1,714,859

11	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Beverages (continued)

Keurig Dr Pepper, Inc.	2,700	$95,148

Molson Coors Beverage Co., Class B(1)	102,172	5,485,615

Monster Beverage Corp.(1)	174,636	15,952,999

PepsiCo, Inc.	2,091,317	309,870,440

		$604,717,044

Biotechnology — 2.6%

AbbVie, Inc.	1,108,299	$124,838,799

Agios Pharmaceuticals, Inc.(1)	74,972	4,131,707

Alexion Pharmaceuticals, Inc.(1)	469,856	86,317,246

Alkermes PLC(1)	5,000	122,600

Alnylam Pharmaceuticals, Inc.(1)	9,409	1,595,014

Amgen, Inc.	760,917	185,473,519

Arena Pharmaceuticals, Inc.(1)	15,471	1,055,122

argenx SE ADR(1)	308,910	93,003,534

Biogen, Inc.(1)	100,377	34,757,544

Bluebird Bio, Inc.(1)	500	15,990

Blueprint Medicines Corp.(1)	211,575	18,610,137

Exact Sciences Corp.(1)	241,168	29,979,594

Exact Sciences Corp.(1)(2)	8,313	1,032,717

Gilead Sciences, Inc.	1,100,323	75,768,242

Incyte Corp.(1)	103,220	8,683,899

Moderna, Inc.(1)	343,592	80,737,248

Natera, Inc.(1)	9,906	1,124,628

Neurocrine Biosciences, Inc.(1)	219,845	21,395,315

Regeneron Pharmaceuticals, Inc.(1)	22,768	12,716,839

Seagen, Inc.(1)	5,662	893,916

Vertex Pharmaceuticals, Inc.(1)	346,315	69,827,493

		$852,081,103

Building Products — 0.5%

A.O. Smith Corp.	31,693	$2,283,798

Carrier Global Corp.	230,039	11,179,895

Fortune Brands Home & Security, Inc.	27,542	2,743,459

Johnson Controls International PLC	350,715	24,069,571

Lennox International, Inc.	378,778	132,875,322

Masco Corp.	38,156	2,247,770

Resideo Technologies, Inc.(1)	14,542	436,260

Trane Technologies PLC	30,738	5,660,095

		$181,496,170

Capital Markets — 4.8%

Affiliated Managers Group, Inc.	58,916	$9,085,436

Ameriprise Financial, Inc.	197,418	49,133,392

Bank of New York Mellon Corp. (The)	709,396	36,342,357

Security	Shares	Value

Capital Markets (continued)

BlackRock, Inc.	41,188	$36,038,264

Brookfield Asset Management, Inc., Class A	234,178	11,938,394

Cboe Global Markets, Inc.	175,272	20,866,132

Charles Schwab Corp. (The)	3,934,418	286,464,974

CME Group, Inc.	227,898	48,469,347

FactSet Research Systems, Inc.	97,299	32,654,517

Federated Hermes, Inc., Class B	37,249	1,263,114

Franklin Resources, Inc.	211,191	6,756,000

Goldman Sachs Group, Inc. (The)	1,132,549	429,836,322

Intercontinental Exchange, Inc.	154,191	18,302,472

Invesco, Ltd.	11,064	295,741

LPL Financial Holdings, Inc.	202,671	27,356,532

Moody’s Corp.	261,226	94,660,466

Morgan Stanley(4)	2,448,105	224,466,747

Morningstar, Inc.	4,694	1,206,874

Nasdaq, Inc.	71,215	12,519,597

Northern Trust Corp.	2,500	289,050

Raymond James Financial, Inc.	72,220	9,381,378

S&P Global, Inc.	300,731	123,435,039

SEI Investments Co.	150,000	9,295,500

State Street Corp.	215,676	17,745,821

Stifel Financial Corp.	169,194	10,973,923

T. Rowe Price Group, Inc.	426,078	84,350,662

UBS Group AG(1)	9	138

		$1,603,128,189

Chemicals — 1.2%

AdvanSix, Inc.(1)	1,768	$52,793

Air Products and Chemicals, Inc.	76,444	21,991,410

Albemarle Corp.	128,966	21,725,612

Balchem Corp.	17,292	2,269,748

Cabot Corp.	16,510	939,914

Celanese Corp.	23,537	3,568,209

Chemours Co. (The)	1	35

Corteva, Inc.	242,479	10,753,944

Dow, Inc.	80,280	5,080,118

DuPont de Nemours, Inc.	500,430	38,738,286

Eastman Chemical Co.	770	89,898

Ecolab, Inc.	732,613	150,896,300

FMC Corp.	817	88,399

International Flavors & Fragrances, Inc.	5,000	747,000

Linde PLC	8,469	2,448,388

Linde PLC(2)	12,068	3,488,859

LyondellBasell Industries NV, Class A	4,274	439,666

NewMarket Corp.	13,626	4,387,300

PPG Industries, Inc.	412,610	70,048,800

12	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)

RPM International, Inc.	3,433	$304,438

Sherwin-Williams Co. (The)	171,809	46,809,362

Westlake Chemical Corp.	1,000	90,090

		$384,958,569

Commercial Services & Supplies — 0.1%

Brady Corp., Class A	258	$14,458

Cintas Corp.	395	150,890

Copart, Inc.(1)	4,771	628,961

Pitney Bowes, Inc.	1,365	11,971

Republic Services, Inc.	1,750	192,518

Rollins, Inc.	60,814	2,079,839

Stericycle, Inc.(1)	8,000	572,400

Waste Connections, Inc.	115,655	13,812,677

Waste Management, Inc.	208,549	29,219,800

		$46,683,514

Communications Equipment — 1.7%

Arista Networks, Inc.(1)	910,405	$329,848,835

Arista Networks, Inc.(1)(2)	72,500	26,260,252

Arista Networks, Inc.(1)(2)	105,064	38,065,738

Cisco Systems, Inc.	2,936,256	155,621,568

Juniper Networks, Inc.	285,300	7,802,955

Motorola Solutions, Inc.	47,535	10,307,965

Nokia Oyj ADR(1)	192	1,021

		$567,908,334

Construction & Engineering — 0.0%(3)

Fluor Corp.(1)	3,250	$57,525

Quanta Services, Inc.	2,649	239,920

		$297,445

Construction Materials — 0.0%(3)

Vulcan Materials Co.	62,993	$10,965,192

		$10,965,192

Consumer Finance — 1.1%

American Express Co.	1,029,084	$170,035,549

Capital One Financial Corp.	106,254	16,436,431

Discover Financial Services	1,249,137	147,760,416

LendingClub Corp.(1)	15,938	288,956

Navient Corp.	10,200	197,166

Synchrony Financial	929,245	45,086,968

		$379,805,486

Security	Shares	Value

Containers & Packaging — 0.1%

Amcor PLC	936,184	$10,728,669

AptarGroup, Inc.	65,000	9,154,600

Avery Dennison Corp.	5,508	1,158,002

Ball Corp.	53,090	4,301,352

Crown Holdings, Inc.	13,787	1,409,169

International Paper Co.	35,524	2,177,976

Packaging Corp. of America	12,273	1,662,010

Sealed Air Corp.	27,104	1,605,912

Sonoco Products Co.	774	51,780

WestRock Co.	42,750	2,275,155

		$34,524,625

Distributors — 0.0%(3)

Genuine Parts Co.	22,932	$2,900,210

LKQ Corp.(1)	79,518	3,913,876

		$6,814,086

Diversified Consumer Services — 0.0%(3)

Bright Horizons Family Solutions, Inc.(1)	6,150	$904,726

H&R Block, Inc.	25,610	601,323

Service Corp. International	15,900	852,081

		$2,358,130

Diversified Financial Services — 2.4%

Berkshire Hathaway, Inc., Class A(1)	589	$246,555,989

Berkshire Hathaway, Inc., Class B(1)	1,959,740	544,650,941

		$791,206,930

Diversified Telecommunication Services — 0.2%

AT&T, Inc.	523,304	$15,060,689

Liberty Global PLC, Class A(1)	3,330	90,443

Liberty Latin America, Ltd., Class A(1)	1,546	21,428

Liberty Latin America, Ltd., Class C(1)	4,825	68,032

Lumen Technologies, Inc.	4,871	66,197

Verizon Communications, Inc.	947,122	53,067,246

		$68,374,035

Electric Utilities — 0.2%

Duke Energy Corp.	31,500	$3,109,680

Edison International	1,960	113,327

Entergy Corp.	2,340	233,298

Exelon Corp.	28,788	1,275,596

NextEra Energy, Inc.	882,017	64,634,206

NRG Energy, Inc.	461	18,579

13	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)

Southern Co. (The)	103,526	$6,264,358

		$75,649,044

Electrical Equipment — 0.8%

Acuity Brands, Inc.	9,321	$1,743,307

AMETEK, Inc.	68,380	9,128,730

Eaton Corp. PLC	91,928	13,621,891

Emerson Electric Co.	2,207,508	212,450,570

Generac Holdings, Inc.(1)	2,476	1,027,911

Hubbell, Inc.	14,950	2,793,258

nVent Electric PLC	4	125

Rockwell Automation, Inc.	112,211	32,094,590

		$272,860,382

Electronic Equipment, Instruments & Components — 0.5%

Amphenol Corp., Class A	22,356	$1,529,374

CDW Corp.	143,262	25,020,708

Corning, Inc.	1,489,441	60,918,137

Keysight Technologies, Inc.(1)	15,146	2,338,694

Knowles Corp.(1)	8,001	157,940

Littelfuse, Inc.	52,675	13,421,063

Littelfuse, Inc.(2)	39,181	9,977,436

TE Connectivity, Ltd.	59,321	8,020,793

Trimble, Inc.(1)	3,200	261,856

Vontier Corp.	3,985	129,831

Zebra Technologies Corp., Class A(1)	50,772	26,883,266

		$148,659,098

Energy Equipment & Services — 0.1%

ChampionX Corp.(1)	17,785	$456,185

Core Laboratories NV	16,652	648,595

Frank’s International NV(1)	1,500,000	4,545,000

Halliburton Co.	184,763	4,271,721

NOV, Inc.(1)	10,391	159,190

Schlumberger NV	843,897	27,013,143

Transocean, Ltd.(1)	3,548	16,037

		$37,109,871

Entertainment — 2.5%

Activision Blizzard, Inc.	241,143	$23,014,688

Electronic Arts, Inc.	149,619	21,519,701

Liberty Braves Group, Series A(1)	1,236	34,880

Liberty Braves Group, Series C(1)	2,473	68,675

Liberty Formula One Group, Series A(1)	2,380	101,459

Live Nation Entertainment, Inc.(1)	20,744	1,816,967

Security	Shares	Value

Entertainment (continued)

NetEase, Inc. ADR	510	$58,778

Netflix, Inc.(1)	212,647	112,322,272

ROBLOX Corp., Class A(1)	905,777	81,501,814

Spotify Technology S.A.(1)	87,019	23,981,566

Walt Disney Co. (The)(1)	3,144,032	552,626,505

Zynga, Inc., Class A(1)	193,100	2,052,653

		$819,099,958

Equity Real Estate Investment Trusts (REITs) — 0.1%

American Tower Corp.	56,694	$15,315,317

AvalonBay Communities, Inc.	7,000	1,460,830

Boston Properties, Inc.	60	6,876

Equinix, Inc.	700	561,820

Extra Space Storage, Inc.	1,800	294,876

Federal Realty Investment Trust	1,300	152,321

Host Hotels & Resorts, Inc.(1)	528,986	9,040,371

ProLogis, Inc.	40,593	4,852,081

Public Storage	1,989	598,073

Regency Centers Corp.	405	25,948

Simon Property Group, Inc.	25,563	3,335,460

		$35,643,973

Food & Staples Retailing — 1.4%

Costco Wholesale Corp.	947,261	$374,802,760

Kroger Co. (The)	154,886	5,933,683

Sprouts Farmers Market, Inc.(1)	750,036	18,638,395

Sysco Corp.	645,082	50,155,125

Walgreens Boots Alliance, Inc.	395,126	20,787,579

Walmart, Inc.	20,815	2,935,331

		$473,252,873

Food Products — 1.1%

Archer-Daniels-Midland Co.	137,778	$8,349,347

Campbell Soup Co.	748,065	34,104,283

Conagra Brands, Inc.	663,390	24,134,128

Flowers Foods, Inc.	586,273	14,187,807

General Mills, Inc.	136,948	8,344,242

Hain Celestial Group, Inc. (The)(1)	17,240	691,669

Hershey Co. (The)	219,063	38,156,393

Hormel Foods Corp.	358,454	17,116,179

JM Smucker Co. (The)	21,346	2,765,801

Kellogg Co.	68,039	4,376,949

Kraft Heinz Co. (The)	106,315	4,335,526

Lamb Weston Holdings, Inc.	126,408	10,196,069

McCormick & Co., Inc., Non Voting Shares	167,236	14,770,284

14	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products (continued)

Mondelez International, Inc., Class A	898,094	$56,076,989

Nestle S.A.	1,118,348	139,398,786

Tyson Foods, Inc., Class A	27,528	2,030,465

		$379,034,917

Health Care Equipment & Supplies — 3.2%

Abbott Laboratories	2,027,949	$235,100,128

ABIOMED, Inc.(1)	100,852	31,476,918

Alcon, Inc.	22,924	1,610,640

Align Technology, Inc.(1)	18,700	11,425,700

Avanos Medical, Inc.(1)	542	19,712

Baxter International, Inc.	39,178	3,153,829

Becton, Dickinson and Co.	119,149	28,975,845

Boston Scientific Corp.(1)	444,159	18,992,239

Danaher Corp.	179,596	48,196,383

DexCom, Inc.(1)	95,592	40,817,784

DexCom, Inc.(1)(2)	30,000	12,810,000

Edwards Lifesciences Corp.(1)	31,284	3,240,084

Hill-Rom Holdings, Inc.	36,482	4,143,990

IDEXX Laboratories, Inc.(1)	15,181	9,587,561

Inari Medical, Inc.(1)	315,040	29,386,931

Insulet Corp.(1)	9,898	2,717,100

Integra LifeSciences Holdings Corp.(1)	1,825,898	124,599,279

Integra LifeSciences Holdings Corp.(1)(2)	200,000	13,648,000

Integra LifeSciences Holdings Corp.(1)(2)	200,000	13,648,000

Integra LifeSciences Holdings Corp.(1)(2)	730,000	49,802,746

Intuitive Surgical, Inc.(1)	173,775	159,810,441

Medtronic PLC	545,255	67,682,503

Penumbra, Inc.(1)	91,462	25,066,076

ResMed, Inc.	21,670	5,342,088

Smith & Nephew PLC ADR	5,500	238,920

Stryker Corp.	317,404	82,439,341

Teleflex, Inc.	14,325	5,755,642

West Pharmaceutical Services, Inc.	10,633	3,818,310

Zimmer Biomet Holdings, Inc.	152,758	24,566,542

		$1,058,072,732

Health Care Providers & Services — 2.0%

Acadia Healthcare Co., Inc.(1)	32,000	$2,008,000

Anthem, Inc.	145,784	55,660,331

Cardinal Health, Inc.	29,103	1,661,490

Centene Corp.(1)	167,893	12,244,437

Cigna Corp.	39,815	9,438,942

Cigna Corp.(2)	7,416	1,758,111

Covetrus, Inc.(1)	10,538	284,526

Security	Shares	Value

Health Care Providers & Services (continued)

CVS Health Corp.	1,284,025	$107,139,046

DaVita, Inc.(1)	157,055	18,914,134

Guardant Health, Inc.(1)	145,805	18,107,523

HCA Healthcare, Inc.	188,518	38,974,211

Henry Schein, Inc.(1)	26,416	1,959,803

Humana, Inc.	2,441	1,080,680

Laboratory Corp. of America Holdings(1)	745	205,508

McKesson Corp.	150,389	28,760,392

Molina Healthcare, Inc.(1)	18,585	4,703,120

Oak Street Health, Inc.(1)	744,379	43,598,278

Progyny, Inc.(1)	15,525	915,975

UnitedHealth Group, Inc.	809,368	324,103,322

		$671,517,829

Health Care Technology — 0.0%(3)

Cerner Corp.	18,346	$1,433,923

Inovalon Holdings, Inc., Class A(1)	65,580	2,234,966

Teladoc Health, Inc.(1)	35,751	5,945,034

Veeva Systems, Inc., Class A(1)	10,447	3,248,495

		$12,862,418

Hotels, Restaurants & Leisure — 3.4%

Airbnb, Inc., Class A(1)	236,236	$36,177,181

Aramark	148,020	5,513,745

Booking Holdings, Inc.(1)	51,994	113,767,552

Carnival Corp.(1)	22,069	581,739

Chipotle Mexican Grill, Inc.(1)	121,117	187,772,530

Choice Hotels International, Inc.	49,631	5,899,141

Darden Restaurants, Inc.	66,414	9,695,780

Domino’s Pizza, Inc.	2,815	1,313,169

Expedia Group, Inc.(1)	2,730	446,928

Hilton Worldwide Holdings, Inc.(1)	106,201	12,809,965

Hyatt Hotels Corp., Class A(1)	1,353,442	105,081,237

Marriott International, Inc., Class A(1)	1,575,495	215,086,577

McDonald’s Corp.	110,004	25,409,824

MGM Resorts International	892,202	38,052,415

Penn National Gaming, Inc.(1)	30,956	2,367,824

Royal Caribbean Cruises, Ltd.(1)	1,900	162,032

Starbucks Corp.	2,600,074	290,714,274

Texas Roadhouse, Inc.	416,807	40,096,833

Yum China Holdings, Inc.	375,464	24,874,490

Yum! Brands, Inc.	131,576	15,135,187

		$1,130,958,423

15	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 0.2%

D.R. Horton, Inc.	19,682	$1,778,662

Leggett & Platt, Inc.	92,079	4,770,613

Lennar Corp., Class A	48,688	4,837,153

Lennar Corp., Class B	21	1,710

Mohawk Industries, Inc.(1)	15,540	2,986,633

Newell Brands, Inc.	123,465	3,391,584

NVR, Inc.(1)	1,822	9,061,353

PulteGroup, Inc.	222,055	12,117,541

Tempur Sealy International, Inc.	540,100	21,166,519

Toll Brothers, Inc.	4,378	253,092

Whirlpool Corp.	1,646	358,861

		$60,723,721

Household Products — 1.6%

Church & Dwight Co., Inc.	179,764	$15,319,488

Church & Dwight Co., Inc.(2)	17,504	1,491,691

Clorox Co. (The)	20,683	3,721,078

Colgate-Palmolive Co.	2,441,991	198,655,968

Energizer Holdings, Inc.	10,496	451,118

Kimberly-Clark Corp.	91,950	12,301,071

Procter & Gamble Co. (The)	2,166,604	292,339,878

		$524,280,292

Independent Power and Renewable Electricity Producers — 0.0%(3)

AES Corp. (The)	1,730	$45,101

		$45,101

Industrial Conglomerates — 1.0%

3M Co.	759,503	$150,860,081

Carlisle Cos., Inc.	71,809	13,742,806

General Electric Co.	5,798,038	78,041,592

Honeywell International, Inc.	392,682	86,134,797

Roper Technologies, Inc.	21,082	9,912,756

		$338,692,032

Insurance — 1.2%

Aegon NV ADR	5	$21

Aflac, Inc.	845,173	45,351,983

Alleghany Corp.(1)	3,985	2,658,274

Allstate Corp. (The)	20,676	2,696,977

American International Group, Inc.	136,814	6,512,346

Aon PLC, Class A	169,932	40,572,964

Arch Capital Group, Ltd.(1)	261,017	10,164,002

Arthur J. Gallagher & Co.	501,294	70,221,264

Assurant, Inc.	13,599	2,123,892

Security	Shares	Value

Insurance (continued)

Brighthouse Financial, Inc.(1)	936	$42,625

Brookfield Asset Management Reinsurance Partners, Ltd., Class A(1)	1,615	84,019

Brown & Brown, Inc.	407	21,628

Chubb, Ltd.	45,057	7,161,360

Cincinnati Financial Corp.	65,321	7,617,735

Fidelity National Financial, Inc.	57,654	2,505,643

First American Financial Corp.	1,227	76,503

Globe Life, Inc.	62,917	5,992,844

Hartford Financial Services Group, Inc.	186,669	11,567,878

Lincoln National Corp.	5,477	344,175

Markel Corp.(1)	19,895	23,609,595

Marsh & McLennan Cos., Inc.	226,689	31,890,609

MetLife, Inc.	18,750	1,122,188

Progressive Corp. (The)	983,264	96,566,357

Prudential Financial, Inc.	21,659	2,219,398

Reinsurance Group of America, Inc.	6,425	732,450

Travelers Cos., Inc. (The)	146,715	21,964,703

Trisura Group, Ltd.(1)	124	16,348

W.R. Berkley Corp.	2,250	167,468

Willis Towers Watson PLC	70	16,101

		$394,021,350

Interactive Media & Services — 9.9%

Alphabet, Inc., Class A(1)	316,180	$772,045,162

Alphabet, Inc., Class C(1)	426,186	1,068,158,495

Baidu, Inc. ADR(1)	140,152	28,576,993

CarGurus, Inc.(1)	37,803	991,573

Cars.com, Inc.(1)	400	5,732

Facebook, Inc., Class A(1)	2,991,773	1,040,269,390

IAC/InterActiveCorp.(1)	13,258	2,043,986

Match Group, Inc.(1)	269,254	43,417,208

Match Group, Inc.(1)(2)	260,261	41,967,086

Pinterest, Inc., Class A(1)	2,540,426	200,566,633

Snap, Inc., Class A(1)	159,924	10,897,221

Snap, Inc., Class A(1)(2)	469,399	31,975,252

Twitter, Inc.(1)	550,534	37,882,244

Vimeo, Inc.(1)	10,844	531,356

Yelp, Inc.(1)	149,508	5,974,340

Zillow Group, Inc., Class A(1)	10,638	1,303,474

Zillow Group, Inc., Class C(1)	21,276	2,600,353

		$3,289,206,498

Internet & Direct Marketing Retail — 4.7%

Alibaba Group Holding, Ltd. ADR(1)	295,757	$67,071,773

Altaba, Inc.(5)	114,070	1,642,608

Amazon.com, Inc.(1)	413,315	1,421,869,730

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Internet & Direct Marketing Retail (continued)

DoorDash, Inc., Class A(1)	133,033	$23,723,775

eBay, Inc.	255,728	17,954,663

Qurate Retail, Inc., Series A	99,802	1,306,408

Trip.com Group, Ltd. ADR(1)	5,200	184,392

Wayfair, Inc., Class A(1)	66,628	21,035,126

		$1,554,788,475

IT Services — 5.2%

Accenture PLC, Class A	1,004,131	$296,007,778

Affirm Holdings, Inc.(1)	22,252	1,498,672

Akamai Technologies, Inc.(1)	239,108	27,879,993

Alliance Data Systems Corp.	686	71,474

Amdocs, Ltd.	43,944	3,399,508

Automatic Data Processing, Inc.	301,636	59,910,942

Broadridge Financial Solutions, Inc.	95,902	15,491,050

CGI, Inc.(1)	200	18,120

Cognizant Technology Solutions Corp., Class A	24,658	1,707,813

Fidelity National Information Services, Inc.	18,757	2,657,304

Fiserv, Inc.(1)	656,794	70,204,711

Gartner, Inc.(1)	1,200	290,640

Global Payments, Inc.	40,158	7,531,231

International Business Machines Corp.	665,242	97,517,825

Jack Henry & Associates, Inc.	2,196	359,068

Mastercard, Inc., Class A	203,138	74,163,652

Okta, Inc.(1)	319,829	78,255,760

Paychex, Inc.	14,638	1,570,657

PayPal Holdings, Inc.(1)	1,094,481	319,019,322

Sabre Corp.(1)	157,290	1,962,979

Shopify, Inc., Class A(1)	12,524	18,297,314

Snowflake, Inc., Class A(1)	125,608	30,372,014

Square, Inc., Class A(1)	434,159	105,847,964

Twilio, Inc., Class A(1)	555,411	218,920,800

VeriSign, Inc.(1)	5,654	1,287,359

Visa, Inc., Class A	1,195,893	279,623,701

Visa, Inc., Class A(2)	29,956	7,002,036

Western Union Co. (The)	27,606	634,110

		$1,721,503,797

Leisure Products — 0.2%

Callaway Golf Co.(1)	1,165,163	$39,300,948

Hasbro, Inc.	1,383	130,721

Mattel, Inc.(1)	3,941	79,214

Polaris, Inc.	74,398	10,189,550

		$49,700,433

Security	Shares	Value

Life Sciences Tools & Services — 0.9%

10X Genomics, Inc., Class A(1)	527,021	$103,201,252

Agilent Technologies, Inc.	675,692	99,874,035

Avantor, Inc.(1)	120,000	4,261,200

Illumina, Inc.(1)	86,695	41,024,941

IQVIA Holdings, Inc.(1)	57,487	13,930,250

Mettler-Toledo International, Inc.(1)	1,000	1,385,340

NeoGenomics, Inc.(1)	155,234	7,011,920

PerkinElmer, Inc.	10,025	1,547,960

Thermo Fisher Scientific, Inc.	59,608	30,070,448

Waters Corp.(1)	730	252,295

		$302,559,641

Machinery — 1.7%

Caterpillar, Inc.	385,777	$83,956,649

Caterpillar, Inc.(2)	6,950	1,512,113

Cummins, Inc.	1,578	384,732

Deere & Co.	199,237	70,272,882

Donaldson Co., Inc.	129,828	8,247,973

Dover Corp.	387,429	58,346,807

Fortive Corp.	30,876	2,153,292

Illinois Tool Works, Inc.	1,060,219	237,022,560

Ingersoll Rand, Inc.(1)	166,216	8,113,003

Lincoln Electric Holdings, Inc.	53,660	7,067,559

Manitowoc Co., Inc. (The)(1)	11,435	280,157

Middleby Corp.(1)	2,000	346,520

Otis Worldwide Corp.	431,486	35,282,610

PACCAR, Inc.	186,094	16,608,889

Parker-Hannifin Corp.	25,755	7,909,618

Pentair PLC	75	5,062

Snap-on, Inc.	29,674	6,630,062

Stanley Black & Decker, Inc.	288	59,037

Trinity Industries, Inc.	11,100	298,479

Welbilt, Inc.(1)	45,741	1,058,904

Westinghouse Air Brake Technologies Corp.	14,094	1,159,936

Xylem, Inc.	99,329	11,915,507

		$558,632,351

Media — 0.3%

Comcast Corp., Class A	1,193,814	$68,071,274

Discovery, Inc., Class A(1)	103,489	3,175,043

Discovery, Inc., Class C(1)	255,207	7,395,899

Fox Corp., Class A	50,412	1,871,798

Interpublic Group of Cos., Inc. (The)	976	31,710

Liberty Broadband Corp., Series A(1)	1	168

Liberty Broadband Corp., Series C(1)	1	174

News Corp., Class A	32,024	825,258

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)

Omnicom Group, Inc.	31,882	$2,550,241

Sirius XM Holdings, Inc.	53,280	348,451

TEGNA, Inc.	1,201	22,531

ViacomCBS, Inc., Class B	612,221	27,672,389

		$111,964,936

Metals & Mining — 0.2%

Alcoa Corp.(1)	5,862	$215,956

Arconic Corp.(1)	1	35

Cleveland-Cliffs, Inc.(1)	527,743	11,378,139

Freeport-McMoRan, Inc.	85,788	3,183,593

Glencore PLC	598,405	2,568,408

Newmont Corp.	103	6,528

Nucor Corp.	236,089	22,648,018

Steel Dynamics, Inc.	232,124	13,834,590

		$53,835,267

Multi-Utilities — 0.1%

Consolidated Edison, Inc.	53,943	$3,868,792

Dominion Energy, Inc.	13,510	993,931

DTE Energy Co.	77,124	9,995,270

NiSource, Inc.	828	20,286

Sempra Energy	66,344	8,789,253

WEC Energy Group, Inc.	15,006	1,334,784

		$25,002,316

Multiline Retail — 0.1%

Dollar General Corp.	347	$75,087

Dollar Tree, Inc.(1)	147,240	14,650,380

Nordstrom, Inc.(1)	3,192	116,732

Target Corp.	39,291	9,498,206

		$24,340,405

Oil, Gas & Consumable Fuels — 1.7%

Antero Resources Corp.(1)	1,341,986	$20,170,050

Cheniere Energy, Inc.(1)	584,059	50,661,278

Chevron Corp.	998,127	104,543,822

ConocoPhillips	365,129	22,236,356

Devon Energy Corp.	33,163	968,028

Enbridge, Inc.	179	7,167

EOG Resources, Inc.	957,359	79,882,035

EQT Corp.(1)	180,474	4,017,351

Equitrans Midstream Corp.	144,379	1,228,665

Exxon Mobil Corp.	3,166,384	199,735,503

Hess Corp.	345,646	30,181,809

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

HollyFrontier Corp.	9,171	$301,726

Kinder Morgan, Inc.	112,401	2,049,070

Marathon Oil Corp.	103,737	1,412,898

Marathon Petroleum Corp.	193,112	11,667,827

Murphy Oil Corp.	84,776	1,973,585

Occidental Petroleum Corp.	23,211	725,808

Phillips 66	196,620	16,873,928

Pioneer Natural Resources Co.	22,600	3,672,952

Range Resources Corp.(1)	664,831	11,142,567

Southwestern Energy Co.(1)	486	2,756

Valero Energy Corp.	14,559	1,136,767

Williams Cos., Inc. (The)	20,025	531,664

		$565,123,612

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	44,962	$14,301,513

Unilever PLC ADR	69,397	4,059,724

		$18,361,237

Pharmaceuticals — 4.2%

AstraZeneca PLC ADR	217,956	$13,055,564

Bausch Health Cos., Inc.(1)	4,389	128,685

Bristol-Myers Squibb Co.	2,353,467	157,258,665

Catalent, Inc.(1)	45,943	4,967,357

Eli Lilly & Co.	2,287,182	524,954,013

GlaxoSmithKline PLC ADR	4,710	187,552

Johnson & Johnson	2,578,423	424,769,405

Mallinckrodt PLC(1)	6	2

Merck & Co., Inc.	1,785,137	138,830,105

Novartis AG ADR	130,348	11,892,952

Novo Nordisk A/S ADR	68,921	5,773,512

Organon & Co.(1)	176,682	5,346,397

Pfizer, Inc.	2,286,406	89,535,659

Reata Pharmaceuticals, Inc., Class A(1)	4,694	664,342

Roche Holding AG ADR	35,808	1,682,618

Sanofi ADR	5,100	268,566

Takeda Pharmaceutical Co., Ltd. ADR	31,905	536,961

Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	50,549

Viatris, Inc.	144,537	2,065,434

Zoetis, Inc.	1,198	223,259

Zoetis, Inc.(2)	54,359	10,122,239

		$1,392,313,836

Professional Services — 0.3%

ASGN, Inc.(1)	265,323	$25,717,758

Booz Allen Hamilton Holding Corp., Class A	80,054	6,819,000

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services (continued)

CACI International, Inc., Class A(1)	13,584	$3,465,550

CACI International, Inc., Class A(1)(2)	6,200	1,580,953

Equifax, Inc.	8,854	2,120,622

IHS Markit, Ltd.	423	47,655

Jacobs Engineering Group, Inc.	85,615	11,422,753

Nielsen Holdings PLC	56,522	1,394,398

Thomson Reuters Corp.	121,293	12,046,821

Verisk Analytics, Inc.	109,263	19,090,431

		$83,705,941

Road & Rail — 1.5%

Canadian National Railway Co.	163,374	$17,239,224

Canadian Pacific Railway, Ltd.	960	73,834

CSX Corp.	2,149,428	68,953,650

J.B. Hunt Transport Services, Inc.	10,348	1,686,207

Kansas City Southern	7,899	2,238,340

Lyft, Inc., Class A(1)	160,326	9,696,516

Norfolk Southern Corp.	346,504	91,965,627

Uber Technologies, Inc.(1)	3,699,519	185,419,892

Union Pacific Corp.	585,529	128,775,393

		$506,048,683

Semiconductors & Semiconductor Equipment — 6.5%

Advanced Micro Devices, Inc.(1)	26,990	$2,535,171

Analog Devices, Inc.	641,948	110,517,768

Applied Materials, Inc.	270,251	38,483,742

ASML Holding NV - NY Shares	12,572	8,685,240

Broadcom, Inc.	101,985	48,630,527

Broadcom, Inc.(2)	14,025	6,687,681

Cirrus Logic, Inc.(1)	50,300	4,281,536

Intel Corp.	7,586,332	425,896,679

KLA Corp.	225	72,947

Lam Research Corp.	83,655	54,434,309

Marvell Technology, Inc.	95,691	5,581,656

Microchip Technology, Inc.	563,412	84,365,313

Micron Technology, Inc.(1)	386,110	32,811,628

NVIDIA Corp.	644,563	515,714,856

NXP Semiconductors NV	14,754	3,035,193

Qorvo, Inc.(1)	13,586	2,658,101

QUALCOMM, Inc.	4,100,852	586,134,776

Silicon Laboratories, Inc.(1)	67,435	10,334,414

Skyworks Solutions, Inc.	1,000	191,750

Teradyne, Inc.	1,200	160,752

Texas Instruments, Inc.	1,076,294	206,971,336

Xilinx, Inc.	15,258	2,206,917

		$2,150,392,292

Security	Shares	Value

Software — 9.5%

Adobe, Inc.(1)	409,097	$239,583,567

ANSYS, Inc.(1)	150,274	52,154,095

Autodesk, Inc.(1)	27,787	8,111,025

Box, Inc., Class A(1)	106,049	2,709,552

Cadence Design Systems, Inc.(1)	706,320	96,638,702

CDK Global, Inc.	3	149

Check Point Software Technologies, Ltd.(1)	151,951	17,646,070

Citrix Systems, Inc.	11,798	1,383,552

Coupa Software, Inc.(1)	54,504	14,286,043

Crowdstrike Holdings, Inc., Class A(1)	433,003	108,817,984

DocuSign, Inc.(1)	1,156,276	323,260,081

Dropbox, Inc., Class A(1)	3,191,403	96,731,425

Envestnet, Inc.(1)	41,786	3,169,886

FireEye, Inc.(1)	331,973	6,712,494

Fortinet, Inc.(1)	26,891	6,405,167

Guidewire Software, Inc.(1)	67,562	7,615,589

Intuit, Inc.	109,794	53,817,725

Manhattan Associates, Inc.(1)	67,017	9,706,742

Microsoft Corp.	4,364,269	1,182,280,472

NortonLifeLock, Inc.	121,379	3,303,936

Nuance Communications, Inc.(1)	9,702	528,177

Nutanix, Inc., Class A(1)	18,402	703,324

Oracle Corp.	374,251	29,131,698

Palantir Technologies, Inc., Class A(1)	3,121,678	82,287,432

Palo Alto Networks, Inc.(1)	295,799	109,756,219

Paycom Software, Inc.(1)	552,844	200,942,209

Proofpoint, Inc.(1)	60,744	10,554,877

RingCentral, Inc., Class A(1)	18,835	5,473,074

salesforce.com, inc.(1)	293,201	71,620,208

SAP SE ADR	2,796	392,726

ServiceNow, Inc.(1)	227,151	124,830,832

Slack Technologies, Inc., Class A(1)	95,422	4,227,195

Smartsheet, Inc., Class A(1)	227,811	16,475,292

Splunk, Inc.(1)	412,415	59,626,961

Synopsys, Inc.(1)	34,898	9,624,519

Teradata Corp.(1)	318	15,891

Tyler Technologies, Inc.(1)	232,333	105,100,479

Workday, Inc., Class A(1)	241,399	57,631,597

Zscaler, Inc.(1)	57,211	12,361,009

Zscaler, Inc.(1)(2)	10,000	2,159,196

		$3,137,777,171

Specialty Retail — 2.2%

Advance Auto Parts, Inc.	16,346	$3,353,219

AutoNation, Inc.(1)	18,322	1,737,109

AutoZone, Inc.(1)	2,520	3,760,394

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail (continued)

Bed Bath & Beyond, Inc.(1)	22,000	$732,380

Best Buy Co., Inc.	343,446	39,489,421

Burlington Stores, Inc.(1)	22,038	7,096,016

CarMax, Inc.(1)	23,926	3,090,043

Dick’s Sporting Goods, Inc.	72,500	7,263,775

Gap, Inc. (The)	75,000	2,523,750

Home Depot, Inc. (The)	115,335	36,779,178

L Brands, Inc.	265,335	19,120,040

Lowe’s Cos., Inc.	1,022,349	198,305,036

O’Reilly Automotive, Inc.(1)	191,239	108,281,434

O’Reilly Automotive, Inc.(1)(2)	59,492	33,669,807

Ross Stores, Inc.	580,713	72,008,412

Signet Jewelers, Ltd.(1)	65,986	5,331,009

TJX Cos., Inc. (The)	1,694,230	114,224,987

Tractor Supply Co.	248,739	46,280,378

Ulta Beauty, Inc.(1)	96,955	33,524,130

		$736,570,518

Technology Hardware, Storage & Peripherals — 4.5%

Apple, Inc.	10,581,475	$1,449,238,816

Dell Technologies, Inc., Class C(1)	2,415	240,703

Hewlett Packard Enterprise Co.	388,878	5,669,841

Logitech International S.A.	2,406	290,934

NCR Corp.(1)	118	5,382

NetApp, Inc.	78,200	6,398,324

Pure Storage, Inc., Class A(1)	1,300,000	25,389,000

		$1,487,233,000

Textiles, Apparel & Luxury Goods — 1.5%

Hanesbrands, Inc.	221,909	$4,143,041

Kontoor Brands, Inc.	37,542	2,117,744

Levi Strauss & Co., Class A	168,000	4,656,960

Lululemon Athletica, Inc.(1)	3,311	1,208,416

NIKE, Inc., Class B	2,921,751	451,381,312

Skechers USA, Inc., Class A(1)	100,000	4,983,000

Skechers USA, Inc., Class A(1)(2)	45,345	2,258,412

Tapestry, Inc.(1)	522	22,696

VF Corp.	304,553	24,985,528

		$495,757,109

Thrifts & Mortgage Finance — 0.0%(3)

Essent Group, Ltd.	96,312	$4,329,224

		$4,329,224

Security	Shares	Value

Tobacco — 0.5%

Altria Group, Inc.	928,143	$44,253,858

British American Tobacco PLC ADR	3	118

Philip Morris International, Inc.	1,183,087	117,255,753

		$161,509,729

Trading Companies & Distributors — 0.3%

Fastenal Co.	1,678,096	$87,260,992

NOW, Inc.(1)	944	8,958

United Rentals, Inc.(1)	6,466	2,062,719

W.W. Grainger, Inc.	9,230	4,042,740

		$93,375,409

Water Utilities — 0.0%(3)

American Water Works Co., Inc.	16,876	$2,601,098

		$2,601,098

Wireless Telecommunication Services — 0.0%(3)

America Movil SAB de CV, Series L ADR	15,204	$228,060

Rogers Communications, Inc., Class B	750	39,855

Vodafone Group PLC ADR	5	86

		$268,001

Total Common Stocks (identified cost $14,554,026,799)		$33,019,003,752

Preferred Stocks — 0.0%(3)
Security	Shares	Value

Internet & Direct Marketing Retail — 0.0%(3)

Qurate Retail, Inc., Series A, 8.00%	2,994	$324,101

Total Preferred Stocks (identified cost $168,592)		$324,101

Warrants — 0.0%(3)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(3)

Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$39,685

Total Warrants (identified cost $14,122)		$39,685

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.05%(6)	168,877,265	$168,877,265

Total Short-Term Investments (identified cost $168,876,272)		$168,877,265

Total Investments — 100.0% (identified cost $14,723,085,785)		$33,188,244,803

Other Assets, Less Liabilities — 0.0%(3)		$7,781,668

Net Assets — 100.0%		$33,196,026,471

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security (see Note 5).

(3)	Amount is less than 0.05%.

(4)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021 (see Note 7).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2021.

Abbreviations:

ADR	–	American Depositary Receipt

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $14,461,090,952)	$32,794,900,791

Affiliated investments, at value (identified cost, $261,994,833)	393,344,012

Cash	91,156

Dividends receivable	13,956,656

Dividends receivable from affiliated investments	7,005

Receivable for investments sold	4,981,656

Tax reclaims receivable	2,036,166

Total assets	$33,209,317,442

Liabilities

Payable to affiliates:

Investment adviser fee	$10,871,799

Trustees’ fees	27,125

Accrued expenses	2,392,047

Total liabilities	$13,290,971

Commitments and contingencies (Note 9)

Net Assets applicable to investors’ interest in Portfolio	$33,196,026,471

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $2,232,557)	$172,106,554

Dividends from affiliated investments	974,471

Total investment income	$173,081,025

Expenses

Investment adviser fee	$61,717,653

Trustees’ fees and expenses	54,250

Custodian fee	1,851,489

Professional fees	310,429

Miscellaneous	403,455

Total expenses	$64,337,276

Net investment income	$108,743,749

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$348,431,334

Investment transactions — affiliated investments(1)	10,137,238

Foreign currency transactions	(3,999)

Net realized gain	$358,564,573

Change in unrealized appreciation (depreciation) —

Investments	$3,698,967,736

Investments — affiliated investments	27,769,991

Foreign currency	(86,875)

Net change in unrealized appreciation (depreciation)	$3,726,650,852

Net realized and unrealized gain	$4,085,215,425

Net increase in net assets from operations	$4,193,959,174

(1)	Aggregate amount includes $362,340,517 of net realized gains from redemptions in-kind.

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

From operations —

Net investment income	$108,743,749	$242,011,047

Net realized gain	358,564,573	582,853,151

Net change in unrealized appreciation (depreciation)	3,726,650,852	4,456,295,637

Net increase in net assets from operations	$4,193,959,174	$5,281,159,835

Capital transactions —

Contributions	$1,843,671,385	$1,891,540,171

Withdrawals	(828,318,212)	(1,199,338,464)

Net increase in net assets from capital transactions	$1,015,353,173	$692,201,707

Net increase in net assets	$5,209,312,347	$5,973,361,542

Net Assets

At beginning of period	$27,986,714,124	$22,013,352,582

At end of period	$33,196,026,471	$27,986,714,124

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2020	2019	2018	2017		2016

Ratios (as a percentage of average daily net assets):

Expenses	0.43	%(1)	0.44%	0.45%	0.46%	0.46%		0.47%

Net investment income	0.73	%(1)	1.07%	1.28%	1.25%	1.33%		1.48%

Portfolio Turnover(2)	0	%(3)(4)	1%	1%	1%	0	%(3)	1%

Total Return	14.90	%(4)	23.42%	29.87%	(5.02)%	22.76%		9.06%

Net assets, end of period (000’s omitted)	$33,196,026		$27,986,714	$22,013,353	$16,016,046	$16,224,690		$12,577,024

(1)	Annualized.

(2)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 6%, 6%, 5% and 6% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(3)	Amount is less than 0.5%.

(4)	Not annualized.

25	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2021, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 4.0%, 6.8%, 3.6%, and 0.8% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 84.8% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

26

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

For the six months ended June 30, 2021, the Portfolio’s investment adviser fee amounted to $61,717,653 or 0.41% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

27

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $84,834,779 and $23,831,728, respectively, for the six months ended June 30, 2021. In addition, investors contributed securities with an aggregate market value of $1,835,042,177 and investments having an aggregate market value of $716,882,921 were distributed in payment for capital withdrawals during the six months ended June 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,948,941,996

Gross unrealized appreciation	$29,256,103,525

Gross unrealized depreciation	(16,800,718)

Net unrealized appreciation	$29,239,302,807

5  Restricted Securities

At June 30, 2021, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Arista Networks, Inc.	12/17/20	12/17/21	105,064	$30,000,276	$38,065,738

Arista Networks, Inc.	3/18/21	3/18/22	72,500	20,964,888	26,260,252

Broadcom, Inc.	12/17/20	12/17/21	14,025	5,955,945	6,687,681

CACI International, Inc., Class A	6/17/21	6/17/22	6,200	1,636,477	1,580,953

Caterpillar, Inc.	3/18/21	3/18/22	6,950	1,622,835	1,512,113

Church & Dwight Co., Inc.	12/17/20	12/17/21	17,504	1,516,161	1,491,691

Cigna Corp.	12/17/20	12/17/21	7,416	1,500,098	1,758,111

DexCom, Inc.	9/17/20	9/17/21	30,000	11,808,737	12,810,000

Exact Sciences Corp.	6/17/21	6/17/22	8,313	1,000,068	1,032,717

Integra LifeSciences Holdings Corp.	9/17/20	9/17/21	200,000	9,395,300	13,648,000

Integra LifeSciences Holdings Corp.	12/17/20	12/17/21	200,000	12,154,703	13,648,000

Integra LifeSciences Holdings Corp.	3/18/21	3/18/22	730,000	49,717,329	49,802,746

Linde PLC	9/17/20	9/17/21	12,068	3,000,148	3,488,859

Littelfuse, Inc.	6/17/21	6/17/22	39,181	10,000,149	9,977,436

Match Group, Inc.	12/17/20	12/17/21	260,261	40,028,133	41,967,086

Northrop Grumman Corp.	9/17/20	9/17/21	2,913	1,000,028	1,058,672

O’Reilly Automotive, Inc.	6/17/21	6/17/22	59,492	31,782,975	33,669,807

Skechers USA, Inc., Class A	6/17/21	6/17/22	45,345	2,232,125	2,258,412

Snap, Inc., Class A	3/18/21	3/18/22	469,399	30,000,055	31,975,252

Visa, Inc., Class A	3/18/21	3/18/22	29,956	6,676,445	7,002,036

Zoetis, Inc.	6/17/21	6/17/22	54,359	10,000,029	10,122,239

Zscaler, Inc.	6/17/21	6/17/22	10,000	2,121,320	2,159,196

Total Restricted Securities				$284,114,224	$311,976,997

28

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2021.

7  Investments in Affiliated Issuers and Funds

At June 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $393,344,012, which represents 1.2% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Morgan Stanley(1)	$—	$—	$(19,197,725)	$10,137,238	$27,768,998	$224,466,747	$898,290	2,448,105

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$202,615,051	$168,199,148	$(201,937,927)	$—	$993	$168,877,265	$76,181	168,877,265

				$10,137,238	$27,769,991	$393,344,012	$974,471

(1)	Affiliated issuer as of March 1, 2021.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$4,256,938,176	$31,975,252		$—	$4,288,913,428

Consumer Discretionary	4,288,272,177	35,928,219		1,642,608	4,325,843,004

Consumer Staples	2,021,757,306	139,398,786		—	2,161,156,092

Energy	602,233,483	—		—	602,233,483

Financials	4,550,435,897	13,276,069		—	4,563,711,966

Health Care	4,228,449,857	60,957,702		—	4,289,407,559

Industrials	2,947,946,277	3,093,066		—	2,951,039,343

Information Technology	9,168,074,772	45,398,920		—	9,213,473,692

Materials	481,715,245	2,568,408		—	484,283,653

Real Estate	35,643,973	—		—	35,643,973

Utilities	103,297,559	—		—	103,297,559

Total Common Stocks	$32,684,764,722	$332,596,422	**	$1,642,608	$33,019,003,752

Preferred Stocks	$324,101	$—		$—	$324,101

Warrants	39,685	—		—	39,685

Short-Term Investments	—	168,877,265		—	168,877,265

Total Investments	$32,685,128,508	$501,473,687		$1,642,608	$33,188,244,803

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2021 is not presented.

9  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. (the “FitzSimons action”) as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which was replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. The FitzSimons action is part of a multi-district litigation proceeding in the Southern District of New York. This action was dismissed by the District Court in January 2017, and the dismissal is currently on appeal in the Second Circuit Court of Appeals. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.1% of net assets at June 30, 2021). The Portfolio cannot predict the outcome of the FitzSimons action or the effect, if any, on the Portfolio’s net asset value.

In June 2011, a group of Tribune creditors also filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio was named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas which sought to recover the proceeds received in connection with the LBO from former shareholders. The SLFC actions were also part of the multi-district litigation proceeding in the Southern District of New York. The SLFC actions were dismissed by the District Court in September 2013, and the Second Circuit Court of Appeals affirmed the dismissal of the SLFC actions in December 2019. The Supreme Court of the United States denied the plaintiff-appellants Writ of Certiorari petition in April 2021. The attorneys’ fees and costs related to these actions have been expensed by the Portfolio as incurred.

30

Eaton Vance

Tax-Managed Growth Portfolio

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

31

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as investment adviser to Tax-Managed Growth Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	474,649.819	6,299.314	3,589.989	0

Proposal 2	473,508.381	6,189.016	4,841.725	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Tax-Managed Growth Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with BMR to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

92.718%	2.093%	5.189%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

32

Eaton Vance

Tax-Managed Growth Fund 1.0

June 30, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future.

33

Tax-Managed Growth Fund 1.0

June 30, 2021

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

35

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

36

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 19, 2021